Finance expense and income (Tables)	6 Months Ended
Jun. 30, 2024
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Summary of Finance Expense and Income Included in Income Statement
The finance expense and income included in the income statement are as follows:

	2024			2023
Million US dollar	Finance expense	Finance income	Net	Finance expense	Finance income	Net

Interest income/(expense)	(1 753)	293	(1 460)	(1 855)	225	(1 630)
Net interest on net defined benefit liabilities	(45)	-	(45)	(42)	-	(42)
Accretion expense	(382)	-	(382)	(385)	-	(385)
Net interest income on Brazilian tax credits	-	61	61	-	78	78
Other financial results	(534)	4	(530)	(622)	82	(540)
Finance income/(expense) excluding exceptional items	(2 715)	358	(2 357)	(2 905)	385	(2 520)
Exceptional finance income/(expense)	(573)	43	(530)	(703)	-	(703)
Finance income/(expense)	(3 287 )	401	(2 887 )	(3 608 )	385	(3 223 )

Summary of Other Financial
Other financial results include:

	2024			2023
Million US dollar	Finance expense	Finance income	Net	Finance expense	Finance income	Net

Net foreign exchange gains/(losses)	(162)	-	(162)	(149)	-	(149)
Net gains/(losses) on hedging instruments	(209)	-	(209)	(354)	-	(354)
Hyperinflation monetary adjustments	(29)	-	(29)	-	66	66
Other financial income/(expense), including bank fees and taxes	(134)	4	(130)	(119)	16	(103)
Other financial results	(534)	4	(530)	(622)	82	(540)